13FCONP 5/15/06

NON-PUBLIC

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

14 2005

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

CONFIDENTIAL TREATMENT EXPIRED

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Chesapeake Partners Management Co., Inc.**
Address: **1829 Reisterstown Road**
Suite 420
Baltimore, Maryland 21208

05077037

Form 13F File Number: **28- 4120**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 1 1 2007
THOMSON
FINANCIAL

Name: **Mark D. Lerner**
Title: **Vice President**
Phone: **(410) 602-0195**

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner	Baltimore, Maryland	11/14/05
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $763,554
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

	COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
A1	Amegy Bancorp Inc.	Com	02343R102	4,571	202,000	SH		SOLE		SOLE		
A1	AT&T Corp.	Com New	001957505	6,929	350,000	SH		SOLE		SOLE		
A2	Endesa S.A.	Spon. ADR	29258N107	20,749	750,000	SH		SOLE		SOLE		
A2	Guidant Corp.	Com	401698105	166,803	2,421,300	SH		SOLE		SOLE		
A2	Guidant Corp.	Com	401698105	13,778	200,000	SH	CALL	SOLE				NONE
A1	ID Biomedical Corp.	Com	44936D108	18,508	615,900	SH		SOLE		SOLE		
A1	IMS Health, Inc.	Com	449934108	33,499	1,330,900	SH		SOLE		SOLE		
A1	Insight Comm. Inc.	Com	45768V108	465	39,943	SH		SOLE		SOLE		
A1	IVAX Corporation	Com	465823102	88,174	3,345,000	SH		SOLE		SOLE		
A1	Liberty Corporation	Com	530370105	5,514	117,600	SH		SOLE		SOLE		
A1	Macromedia, Inc.	Com	556100105	41,623	1,023,426	SH		SOLE		SOLE		
A1	MBNA Corporation	Com	55262L100	100,319	4,071,400	SH		SOLE		SOLE		
A1	Metals USA, Inc.	Com New	591324207	4,345	212,350	SH		SOLE		SOLE		
A1	Pacificare Health Sys.	Com	695112102	76,501	958,900	SH		SOLE		SOLE		
A1	Pacificare Health Sys.	Com	695112102	15,956	200,000	SH	CALL	SOLE				NONE
A1	Pacificare Health Sys.	Com	695112102	3,989	50,000	SH	CALL	SOLE				NONE

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

	COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
										VOTING AUTHORITY		
	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
A1	Party City Corp.	Com	702145103	5,625	332,443	SH		SOLE		SOLE		
A1	Reebok International	Com	758110100	47,236	835,000	SH		SOLE		SOLE		
A1	UnitedHealth Group	Com	91324P102	11,454	203,800	SH		SOLE		SOLE		
A2	Wachovia Corporation	Com	929903102	4,069	85,500	SH		SOLE		SOLE		
A2	Westcorp. Inc.	Com	957907108	3,534	60,000	SH		SOLE		SOLE		
A2	WFS Financial, Inc.	Com	92923B106	13,438	200,000	SH		SOLE		SOLE		
A1	York International	Com	986670107	5,161	92,040	SH		SOLE		SOLE		
A2	Albertson's, Inc.	Com	013104104	14,749	575,000	SH		SOLE		SOLE		
A1	Burlington Coat Ftry	Com	121579106	6,512	171,200	SH		SOLE		SOLE		
A1	Callaway Golf Co.	Com	131193104	528	35,000	SH		SOLE		SOLE		
A1	Nextel Partners, Inc.	CL A	65333F107	8,368	333,400	SH		SOLE		SOLE		
A2	Shurgard Storage Ctrs	Com	82567D104	5,475	98,000	SH		SOLE		SOLE		
A2	Tommy Hilfiger Corp.	Ord	G8915Z102	2,368	136,500	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
			VALUE						VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
A1 Apria Healthcare Grp	Com	037933108	11,041	346,000	SH		SOLE		SOLE		
A2 Panamsat Hldg. Corp.	Com	69831Y105	22,273	920,400	SH		SOLE		SOLE		

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